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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:          Sirius Advisors LLC
                 -------------------------------
   Address:       2321 Rosecrans Ave, Suite 3200
                 -------------------------------
                  El Segundo, CA 90245
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Garrett M. Wilson
         -------------------------------
Title:          President
         -------------------------------
Phone:          (310) 492-5114
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Garrett M. Wilson           El Segundo, CA       8/14/07
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                        --------------------

Form 13F Information Table Entry Total:         15
                                        --------------------

Form 13F Information Table Value Total:      $501,414
                                        --------------------
                                            (thousands)

List of Other Included Managers:

NONE

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                           FORM 13F INFORMATION TABLE

                                                         VALUE  SHARES OR  SH/  PUT/ INVSTMT  OTHER           VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS CUSIP     (X$1000)  PRN AMT   PRN  CALL  DSCRETN MANAGERS      SOLE   SHARED    NONE
---------------------------------------------------------------------------------------------------------------------------------
AMGEN INC                     COM            031162100   20,581   372,231  SH         SOLE       0       372,231     0        0
BOSTON SCIENTIFIC CORP        COM            101137107   26,504 1,727,792  SH         SOLE       0     1,727,792     0        0
ISORAY INC                    COM            46489V104    5,130 1,017,873  SH         SOLE       0     1,017,873     0        0
JOHNSON & JOHNSON             COM            478160104   91,722 1,488,506  SH         SOLE       0     1,488,506     0        0
MEDTRONIC INC                 COM            585055106   29,539   569,586  SH         SOLE       0       569,586     0        0
MERCK & CO. INC.              COM            589331107   86,067 1,728,257  SH         SOLE       0     1,728,257     0        0
OMNICARE INC                  COM            681904108   39,087 1,083,942  SH         SOLE       0     1,083,942     0        0
PSYCHEMEDICS CORP             COM NEW        744375205    2,714   132,958  SH         SOLE       0       132,958     0        0
QUADRAMED CORP                COM            74730W101    6,170 2,023,000  SH         SOLE       0     2,023,000     0        0
QUEST DIAGNOSTICS INC         COM            74834L100   25,707   497,712  SH         SOLE       0       497,712     0        0
RADNET INC                    COM            750491102      823    86,403  SH         SOLE       0        86,403     0        0
SCHERING PLOUGH CORP          COM            806605101  106,272 3,491,202  SH         SOLE       0     3,491,202     0        0
TEVA PHARMACEUTICAL INDS LTD  ADR            881624209   27,370   663,514  SH         SOLE       0       663,514     0        0
UNITEDHEALTH GROUP INC        COM            91324P102   29,698   580,725  SH         SOLE       0       580,725     0        0
VISICU INC                    COM            92831L204    4,030   440,440  SH         SOLE       0       440,440     0        0